INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss and other losses carry forwards	$ 5,572	$ 10,029
Research and development	4,012	3,504
Share-based compensation	4,734	3,061
Lease liabilities	2,907	3,273
Other temporary differences mainly relating to reserve and allowances	2,160	1,047
Deferred tax assets	19,385	20,914
Right of use assets	(12,482)	(2,835)
Intangible assets	(2,207)	(5,886)
Deferred tax liability	(14,689)	(8,721)
Valuation allowance	(2,827)	(3,676)
Total deferred tax assets, net	1,869	8,517
Long term deferred tax asset, net	2,552	3,122
Long term deferred tax asset (liability), net	(683)	5,395
Total deferred tax assets, net	1,869	8,517
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	2,552	3,122
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset (liability), net	$ (683)	$ 5,395